SCHEDULE OF CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Information Disclosure [Line Items]
Cash	$ 338,880,559	$ 219,336,848	$ 183,765,533	$ 144,937,893
Prepayments and prepaid expenses	9,081,680	4,886,604
Total Current Assets	1,357,187,822	593,121,611
Property, plant and equipment, net	178,327,361	166,812,749
Total Assets	2,009,978,681	809,057,417
Other payables and accrued expenses	99,933,793	75,827,864
Income tax payable - current	11,010,347	14,258,544
Total Current Liabilities	122,348,782	97,635,317
Income tax payable - non current	26,899,038	37,067,138
Other liabilities	13,203,485	6,553,088
Total Liabilities	165,275,517	144,732,420
Total Shareholders' Equity	1,722,049,599	598,192,028
Total Liabilities and Shareholders' Equity	2,009,978,681	809,057,417
Parent [Member]
Financial Information Disclosure [Line Items]
Cash	175,133,834	4,708,801	$ 11,539,131	$ 13,939,319
Time Deposits	430,000,000	3,000,000
Prepayments and prepaid expenses	12,140,443	87,070
Total Current Assets	617,274,277	7,795,871
Property, plant and equipment, net	88	145
Investment in and amounts due from subsidiaries	1,139,337,487	634,245,590
Total Assets	1,756,611,852	642,041,606
Other payables and accrued expenses	4,544,071	3,559,211
Income tax payable - current	2,621,655	3,223,229
Total Current Liabilities	7,165,726	6,782,440
Income tax payable - non current	26,899,038	37,067,138
Other liabilities	497,489	0
Total Liabilities	34,562,253	43,849,578
Total Shareholders' Equity	1,722,049,599	598,192,028
Total Liabilities and Shareholders' Equity	$ 1,756,611,852	$ 642,041,606